Investments - Summary of Downward Adjustments and Impairments and Upward Adjustments (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Equity Securities without Readily Determinable Fair Value [Line Items]
Downward adjustments and impairments	¥ 1,438	¥ 799
Upward adjustments	¥ 66	¥ 669